Other payables (Details)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Other payables
Accrued expenses	¥ 2,050,459	$ 293,086	¥ 1,352,992